Related and Interested Parties (Narratives) (Details) - USD ($) $ in Millions	1 Months Ended		12 Months Ended
	Feb. 28, 2025	Feb. 29, 2024	Dec. 31, 2024	Dec. 31, 2023
Disclosure of transactions between related parties [line items]
Name of parent entity			Israel Corp
Payments for annual management fee			$ 1
Number of ordinary shares			73
Aggregate outstanding principal amount of loan			$ 150
Millenium Investments Elad Ltd. (“Millenium”) [Member]
Disclosure of transactions between related parties [line items]
Percentage of holding of share capital			38.29%
Percentage of voting rights and issued share capital			43.95%
Percentage of issued share capital			43.13%
Mashat (Investments) Ltd. (“Mashat”) [Member]
Disclosure of transactions between related parties [line items]
Percentage of voting rights and issued share capital			9.48%
Mashat (Investments) Ltd. (“Mashat”) [Member] | Minimum [Member]
Disclosure of transactions between related parties [line items]
Percentage of holding of share capital			9.39%
Israel Corp. [Member]
Disclosure of transactions between related parties [line items]
Percentage of voting rights and issued share capital			38.66%
Percentage of constituting voting rights of shares				50.00%
Israel Corp. [Member] | New Framework Transaction [Member]
Disclosure of transactions between related parties [line items]
Liability limit of directors and officers insurance policy	$ 200		$ 200
Amount of liability comprised limit of directors and officers insurance policy	40	$ 40
Additional coverage of liability limit of directors and officers insurance policy	$ 160	$ 160
Israel Corp. [Member] | Mr. Idan [Member]
Disclosure of transactions between related parties [line items]
Percentage of holding of share capital			0.05%
Percentage of voting rights and issued share capital			0.05%